EQUIPMENT AND SOFTWARE LICENSES (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Gross	$ 1,901,282	$ 1,357,192	$ 2,090,999
Less - Accumulated depreciation and amortization	(1,310,609)	(1,147,188)	(1,593,166)
Property, Plant and Equipment, Net	590,673	210,004	497,833
Equipment and software [Member]
Property, Plant and Equipment, Gross	599,141	489,151	1,124,245
Software License [Member]
Property, Plant and Equipment, Gross	$ 1,302,141	$ 868,041	$ 966,754